Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Tax Status [Line Items]
Income Tax Status
6. FEDERAL INCOME TAX STATUS

The IRS informed the Plan sponsor by a determination letter dated March 29, 2017, that the Plan was qualified and the trust established under the Plan at the time was tax-exempt, under the applicable sections of the Code. Although the Plan document has been amended since receiving the determination letter, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code.
Uncertain tax positions are accounted for in accordance with accounting standards that require Plan management’s assessment of the anticipated settlement outcome of material uncertain tax positions taken in a prior year, or planned to be taken in the current year. No reserves for uncertain tax positions existed as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.